Leases - Summary of Right-of-use Assets (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			$ 3,549
Depreciation	$ (140)	$ (1,030)	(1,412)	$ (1,432)
Ending balance		3,549	8,086
Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,855	5,582	3,549
Additions		144	7,486
Disposals		(1,084)	(1,599)
Depreciation	(140)	(1,030)	(1,412)
Effect of movements in exchange rates	(133)	(63)	62
Ending balance	$ 5,582	$ 3,549	$ 8,086	$ 5,855